VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Argentina: 0.1%
8,513	Adecoagro SA (USD) *	$49,631
1,506	YPF SA (ADR)	13,930
		63,561
Australia: 5.0%
44,355	Alumina Ltd. #	71,010
17,990	Bega Cheese Ltd. † #	55,029
55,284	BHP Group Ltd. #	1,365,086
9,692	BlueScope Steel Ltd. #	78,664
2,269	Caltex Australia Ltd. #	40,287
1,644	CIMIC Group Ltd. #	34,906
11,145	Elders Ltd. #	47,537
34,074	Evolution Mining Ltd. #	103,882
31,807	Fortescue Metals Group Ltd. #	189,182
19,630	GrainCorp. Ltd. #	104,802
7,936	Iluka Resources Ltd. #	42,832
41,000	MMG Ltd. (HKD) * #	9,673
17,101	Newcrest Mining Ltd. #	394,324
17,618	Nufarm Ltd. #	67,088
13,847	OceanaGold Corp. (CAD)	36,186
11,542	Oil Search Ltd. #	56,938
15,294	Origin Energy Ltd. #	82,314
15,405	Santos Ltd. #	80,265
18,527	Saracen Mineral Holdings Ltd. * #	43,021
93,880	South32 Ltd. #	165,453
15,492	St. Barbara Ltd. #	30,239
8,145	Woodside Petroleum Ltd. #	177,813
		3,276,531
Austria: 0.3%
161	Mayr-Melnhof Karton AG	19,378
1,253	OMV AG #	67,174
1,264	Verbund - Oesterreichische Elektrizis AG #	69,176
2,348	Voestalpine AG † #	53,998
		209,726
Brazil: 2.1%
6,509	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	77,327
11,728	Cia Siderurgica Nacional SA (ADR) †	37,060
19,588	Gerdau SA (ADR)	61,702
20,300	Klabin SA	75,003
16,189	Petroleo Brasileiro SA (ADR)	234,255
8,150	SLC Agricola SA	35,003
11,200	Suzano SA	90,479
64,516	Vale SA (ADR)	741,934
		1,352,763
Canada: 11.2%
5,302	Agnico-Eagle Mines Ltd. (USD)	284,240
8,677	Alamos Gold, Inc.	50,463
9,438	Algonquin Power & Utilities Corp.	129,309
22,554	B2Gold Corp. *	73,420
39,538	Barrick Gold Corp. (USD)	685,194
10,341	Canadian Natural Resources Ltd. (USD)	275,381
8,873	Cenovus Energy, Inc.	83,302
4,759	Centerra Gold, Inc. *	40,473
3,932	Detour Gold Corp. *	57,762
17,610	Enbridge, Inc. (USD)	617,759
11,715	EnCana Corp. (USD)	53,889
12,949	First Quantum Minerals Ltd.	108,854
2,624	Husky Energy, Inc.	18,471
10,414	IAMGOLD Corp. *	35,552
1,991	Imperial Oil Ltd. (USD)	51,826
27,871	Kinross Gold Corp. (USD) *	128,207
4,163	Kirkland Lake Gold Ltd.	186,612
12,020	Lundin Mining Corp.	56,559
52,412	Nutrien Ltd. (USD)	2,614,311
2,959	Osisko Gold Royalties Ltd.	27,512
4,662	Pan American Silver Corp. (USD)	73,100
4,447	Pembina Pipeline Corp.	164,949
3,779	Pretium Resources, Inc. *	43,584
2,702	SSR Mining, Inc. (USD) *	39,233
13,535	Suncor Energy, Inc. (USD)	427,435
8,116	TC Energy Corp. (USD)	420,328
9,192	Teck Cominco Ltd. (USD)	149,186
21,942	Turquoise Hill Resources Ltd. *	10,275
3,426	Village Farms International, Inc. * †	31,025
983	West Fraser Timber Co. Ltd.	39,350
9,931	Wheaton Precious Metals Corp. (USD)	260,589
21,149	Yamana Gold, Inc. (USD)	67,254
		7,305,404
Chile: 0.7%
52,050	Aguas Andinas SA	28,505
6,481	Antofagasta Plc (GBP) #	71,707
23,525	Empresas CMPC SA	54,790
8,195	Inversiones Aguas Metropolitanas SA	11,479
9,471	Sociedad Quimica y Minera de Chile SA (ADR) †	263,199
		429,680
China / Hong Kong: 1.7%
73,900	Aluminum Corp of China Ltd. * #	23,281
25,640	Angang Steel Co. Ltd. #	9,357
202,114	China Agri-Industries Holdings Ltd. #	65,705
152,075	China BlueChemical Ltd. #	36,670
17,800	China Coal Energy Co. Ltd. #	7,244
15,800	China Gas Holdings Ltd. #	61,022
32,300	China Hongqiao Group Ltd. #	20,619
58,829	China Longyuan Power Group Corp. Ltd. #	33,048
15,700	China Oilfield Services Ltd. (Class H) #	18,770
221,627	China Petroleum & Chemical Corp. #	131,117
29,691	China Shenhua Energy Co. Ltd. #	59,596
140,279	CNOOC Ltd. #	214,739
46,600	Fosun International Ltd. #	57,667
17,800	Health and Happiness H&H International Holdings Ltd. #	75,168
31,600	Huaneng Power International, Inc. #	15,202
21,800	Jiangxi Copper Co. Ltd. (Class H) #	25,242
31,000	Kunlun Energy Co. Ltd. #	26,706
22,600	Lee & Man Paper Manufacturing Ltd. #	12,221
30,800	Maanshan Iron and Steel Co. Ltd. (Class H) #	11,595
31,757	Nine Dragons Paper Holdings Ltd. #	26,739
183,140	PetroChina Co. Ltd. (Class-H) #	93,922
13,700	Yanzhou Coal Mining Co. Ltd. #	13,910
23,500	Zhaojin Mining Industry Co. Ltd. #	27,120
127,961	Zijin Mining Group Ltd. #	44,181
		1,110,841
Denmark: 0.8%
3,621	Bakkafrost P/F (NOK) #	214,275
3,788	Vestas Wind Systems A/S #	293,925
		508,200
Finland: 0.4%
3,748	Neste Oil Oyj † #	124,030
10,793	Stora Enso Oyj (R Shares) #	129,915
		253,945
France: 2.3%
8,073	Suez #	126,909
21,281	Total SA #	1,108,286
10,709	Veolia Environnement SA #	271,339
		1,506,534
Germany: 1.0%
633	Aurubis AG #	28,222
41,919	E.ON SE #	407,655
5,978	Suedzucker AG #	91,969
9,237	ThyssenKrupp AG † #	127,848
		655,694
Hungary: 0.1%
4,135	MOL Hungarian Oil & Gas Plc #	38,888
India: 0.8%
13,500	Reliance Industries Ltd. 144A (GDR)	503,550
Indonesia: 0.1%
48,200	Indah Kiat Pulp and Paper Corp. Tbk PT #	21,997
23,300	Pabrik Kertas Tjiwi Kimia Tbk PT #	17,315
255,900	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	23,179
		62,491
Ireland: 0.3%
11,490	Origin Enterprises Plc	64,135
4,458	Smurfit Kappa Group Plc (GBP) #	133,481
		197,616
Italy: 0.5%
22,135	ENI S.p.A. #	338,406
Japan: 5.9%
8,000	Calbee, Inc. #	249,660
2,300	Daio Paper Corp. #	29,386
3,817	Hitachi Metals Ltd. #	41,472
2,400	Hokuto Corp. #	44,129
2,000	Idemitsu Kosan Co. Ltd. #	56,771
9,400	Inpex Corp. #	86,668
10,864	JFE Holdings, Inc. #	131,649
29,000	JXTG Holdings, Inc. #	132,619
6,800	Kobe Steel Ltd. #	36,539
107,100	Kubota Corp. #	1,629,604
2,065	Kurita Water Industries Ltd. #	55,619
2,500	Mitsubishi Materials Corp. #	67,803
2,000	Nippon Paper Industries Co. Ltd. #	32,696
17,300	Nippon Steel Corp. #	242,526
26,314	Nippon Suisan Kaisha Ltd. #	149,207
23,150	Nisshin Seifun Group, Inc. #	429,472
17,876	Oji Holdings Corp. #	83,966
4,670	Rengo Co. Ltd. #	33,765
3,300	Sakata Seed Corp. #	112,988
3,183	Sumitomo Forestry Co. Ltd. #	42,520
5,100	Sumitomo Metal Mining Ltd. #	159,353
		3,848,412
Luxembourg: 0.4%
12,019	Arcelormittal #	169,126
2,054	Tenaris SA (ADR) †	43,504
996	Ternium SA (ADR)	19,113
		231,743
Malaysia: 1.4%
136,839	Felda Global Ventures Holdings Bhd * #	29,082
32,051	Genting Plantation Bhd #	75,736
178,294	IOI Corp. Bhd #	188,612
30,278	Kuala Lumpur Kepong Bhd #	166,926
100,100	Malyan Banking Bhd #	203,376
1,600	Petronas Dagangan Bhd	9,018
49,500	PPB Group Bhd #	214,300
42,300	Press Metal Aluminium Holdings Bhd #	48,059
		935,109
Mexico: 0.6%
4,099	Fresnillo Plc (GBP) † #	34,561
20,525	Gruma, SAB de CV	209,928
59,964	Grupo Mexico, SAB de CV	140,131
2,742	Industrias Penoles, SAB de CV	36,479
		421,099
Monaco: 0.0%
1,712	Endeavour Mining Corp. (CAD) *	32,740
Netherlands: 1.8%
3,889	ForFarmers NV #	24,503
7,711	OCI NV * #	181,909
32,590	Royal Dutch Shell Plc (GBP) #	965,366
		1,171,778
Norway: 2.9%
9,586	Equinor ASA #	181,814
40,131	Mowi ASA #	928,107
25,648	Norsk Hydro ASA #	90,427
1,595	Norway Royal Salmon ASA #	34,382
15,950	Yara International ASA #	688,568
		1,923,298
Peru: 0.2%
5,016	Cia de Minas Buenaventura SA (ADR)	76,143
1,597	Southern Copper Corp. (USD)	54,506
		130,649
Poland: 0.3%
4,356	Grupa Azoty SA * #	36,775
2,554	KGHM Polska Miedz SA * #	50,990
2,531	Polski Koncern Naftowy Orlen SA #	62,318
14,078	Polskie Gornictwo Naftowe I Gazownictwo SA #	16,501
		166,584
Portugal: 0.1%
3,758	Galp Energia, SGPS, SA #	56,530
4,170	Navigator Co. SA † #	14,914
		71,444
Russia: 2.8%
9,817	Evraz Plc (GBP) #	56,629
52,526	Gazprom PJSC (ADR) #	362,070
3,111	Lukoil PJSC (ADR) #	256,976
11,295	MMC Norilsk Nickel PJSC (ADR) #	288,991
734	Novatek PJSC Reg S (GDR) #	148,707
1,801	Novolipetsk Steel PJSC Reg S (GDR) #	39,111
13,864	PhosAgro OAO Reg S (GDR) #	177,047
5,640	Polymetal International Plc (GBP) #	79,392
10,144	Rosneft Oil Co. PJSC Reg S (GDR) #	64,994
3,530	Severstal PJSC Reg S (GDR)	50,655
31,085	Surgutneftegas OJSC (ADR) #	166,442
2,243	Tatneft PJSC (ADR) #	142,296
		1,833,310
Singapore: 1.1%
605,819	Golden Agri-Resources Ltd. #	98,553
237,364	Wilmar International Ltd. #	640,293
		738,846
South Africa: 1.2%
1,380	Anglo American Platinum Ltd. #	83,109
9,179	AngloGold Ashanti Ltd. (ADR)	167,700
760	Assore Ltd. † #	12,815
3,480	Astral Foods Ltd.	33,738
18,281	Gold Fields Ltd. (ADR)	89,943
10,436	Harmony Gold Mining Co. Ltd. (ADR) *	29,638
17,781	Impala Platinum Holdings Ltd. * #	111,760
1,028	Kumba Iron Ore Ltd. #	25,370
10,210	Northam Platinum Ltd. *	55,971
10,275	Sappi Ltd. #	25,423
4,934	Sasol Ltd. #	82,887
45,015	Sibanye Gold Ltd. * #	62,334
		780,688
South Korea: 1.0%
1,604	Hyundai Steel Co. #	52,111
237	Korea Zinc Co. Ltd. #	88,709
1,507	POSCO #	285,664
539	SK Energy Co. Ltd. #	74,637
404	SK Holdings Co. Ltd. #	68,868
353	S-Oil Corp. #	29,268
1,026	Woongjin Coway Co. Ltd. #	72,678
		671,935
Spain: 0.5%
2,846	Acerinox SA #	24,378
2,824	EDP Renovaveis SA #	30,453
12,798	Repsol YPF SA #	199,643
4,281	Siemens Gamesa Renewable Energy SA #	58,090
		312,564
Sweden: 0.6%
3,318	Billerudkorsnas AB † #	35,920
5,137	Boliden AB #	118,122
1,864	Holmen AB #	44,164
1,642	Lundin Petroleum AB † #	49,284
11,449	SSAB AB (B Shares) #	28,469
11,357	Svenska Cellulosa AB #	101,323
		377,282
Switzerland: 0.5%
97,695	Glencore Plc (GBP) #	295,067
Taiwan: 0.3%
236,472	China Steel Corp. #	175,287
14,920	Formosa Petrochemical Corp. #	47,207
		222,494
Thailand: 0.3%
32,700	Energy Absolute PCL (NVDR) #	51,330
12,100	PTT Exploration & Production PCL (NVDR) #	47,894
74,600	PTT PCL (NVDR) #	112,818
		212,042
Turkey: 0.1%
25,638	Eregli Demir ve Celik Fabrikalari TAS #	31,051
1,068	Tupras-Turkiye Petrol Rafinerileri AS #	27,113
		58,164
United Kingdom: 6.8%
23,389	Anglo American Plc #	538,728
166,529	BP Plc #	1,056,613
25,723	Centamin Plc #	39,910
50,723	Centrica Plc #	46,098
90,906	CNH Industrial NV (USD)	922,696
25,724	DS Smith Plc #	114,161
4,259	KAZ Minerals Plc #	22,764
9,104	Mondi Plc #	174,708
8,010	Pennon Group Plc #	81,562
20,856	Rio Tinto Plc #	1,086,574
4,574	Severn Trent Plc #	122,020
3,652	TechnipFMC Plc (USD)	88,159
12,986	United Utilities Group Plc #	132,109
		4,426,102
United States: 43.9%
5,859	AGCO Corp.	443,526
3,485	Alcoa Corp. *	69,944
701	American States Water Co.	62,992
2,983	Andersons, Inc.	66,909
3,271	Apache Corp.	83,738
4,109	Aqua America, Inc.	184,206
50,958	Archer-Daniels-Midland Co.	2,092,845
7,854	Arconic, Inc.	204,204
4,493	Baker Hughes a GE Co.	104,238
12,951	Bunge Ltd.	733,286
3,640	Cabot Oil & Gas Corp.	63,955
917	California Water Service Group	48,537
19,975	CF Industries Holdings, Inc.	982,770
2,134	Chefs’ Warehouse, Inc. *	86,043
2,123	Cheniere Energy, Inc. *	133,876
16,518	Chevron Corp.	1,959,035
883	Cimarex Energy Co.	42,331
1,396	Clearway Energy, Inc.	25,477
1,750	Concho Resources, Inc.	118,825
9,659	ConocoPhillips	550,370
749	Continental Resources, Inc. *	23,062
2,037	Cree, Inc. * †	99,813
15,073	Darling International, Inc. *	288,346
28,808	Deere & Co.	4,859,333
3,517	Devon Energy Corp.	84,619
1,334	Diamondback Energy, Inc.	119,940
1,173	Domtar Corp.	42,005
5,050	EOG Resources, Inc.	374,811
2,223	EQT Corp.	23,653
1,775	Equitrans Midstream Corp.	25,826
36,815	Exxon Mobil Corp.	2,599,507
1,445	First Solar, Inc. *	83,824
27,251	Freeport-McMoRan Copper & Gold, Inc.	260,792
5,512	Graphic Packaging Holding Co.	81,302
7,621	Halliburton Co.	143,656
952	Helmerich & Payne, Inc.	38,147
2,225	Hess Corp.	134,568
1,317	HollyFrontier Corp.	70,644
6,105	Ingredion, Inc.	499,023
7,365	International Paper Co.	308,004
639	Itron, Inc. *	47,260
16,940	Kinder Morgan, Inc.	349,133
987	Lindsay Corp. †	91,643
2,318	Louisiana-Pacific Corp.	56,976
6,996	Marathon Oil Corp.	85,841
5,728	Marathon Petroleum Corp.	347,976
32,126	Mosaic Co.	658,583
3,358	National Oilwell Varco, Inc.	71,190
18,245	Newmont Mining Corp.	691,850
4,161	Noble Energy, Inc.	93,456
5,694	Nucor Corp.	289,882
7,783	Occidental Petroleum Corp.	346,110
3,593	ONEOK, Inc.	264,768
969	Ormat Technologies, Inc.	71,987
1,775	Packaging Corp. of America	188,327
3,903	Phillips 66	399,667
4,790	Pilgrim’s Pride Corp. *	153,496
1,454	Pioneer Natural Resources Co.	182,870
1,252	Reliance Steel & Aluminum Co.	124,774
1,231	Royal Gold, Inc.	151,672
12,034	Schlumberger Ltd.	411,202
25	Seaboard Corp.	109,375
3,754	Steel Dynamics, Inc.	111,869
2,025	Targa Resources Corp.	81,344
9,095	The Southern Co.	561,798
10,912	Tractor Supply Co.	986,881
26,960	Tyson Foods, Inc.	2,322,334
3,207	United States Steel Corp. †	37,041
3,606	Valero Energy Corp.	307,375
4,825	WestRock Co.	175,871
13,967	Weyerhaeuser Co.	386,886
10,546	Williams Companies, Inc.	253,737
		28,631,156
Total Common Stocks (Cost: $65,544,095)		65,306,336
MONEY MARKET FUND: 0.1% (Cost: $42,920)
42,920	Dreyfus Government Cash Management Fund - Institutional Shares	42,920
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $65,587,015)		65,349,256

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $979,817)
Repurchase Agreement: 1.5%
$979,817	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.30%, due 10/1/19, proceeds $979,880; (collateralized by various U.S. government and agency obligations, 0.25% to 3.13%, due 7/31/21 to 2/15/49, valued at $999,425 including accrued interest)	979,817
Total Investments: 101.7% (Cost: $66,566,832)		66,329,073
Liabilities in excess of other assets: (1.7)%		(1,113,799)
NET ASSETS: 100.0%		$65,215,274

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $937,301.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,912,168 which represents 38.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $503,550, or 0.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.7%	$1,102,079
Consumer Staples	16.6	10,838,731
Energy	30.4	19,893,474
Financials	0.3	203,376
Industrials	13.3	8,720,081
Information Technology	0.4	230,897
Materials	32.5	21,254,566
Real Estate	0.6	386,886
Utilities	4.1	2,676,246
Money Market Fund	0.1	42,920
	100.0%	$65,349,256